Operating Leases (Details) - Schedule of Future Minimum Principal Payments on Finance Leases Payable - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of future minimum principal payments on our finance leases payable [Abstract]
2023		$ 125
2024		109
2025		107
2026		21
Total future minimum payments	$ 300	362
Less: debt discount		(25)
Total		337
Total current portion of finance leases, net	$ 110	112	$ 65
Total finance leases, net of current portion		$ 225